Net income per share (Tables)	12 Months Ended
Dec. 31, 2025
Net loss per share:
Schedule of Basic and Diluted Net Loss Per Share Attributable to Shareholders

	For the Year Ended December 31, 2025	Predecessor From January 1 to September 24, 2024	Successor From September 25 to December 31, 2024
Net loss	$(6,278,191)	$(654,640)	$(862,791)

Weighted-average common shares outstanding – basic and diluted	13,565,096	NA	13,089,592

Net loss per share:
Basic and diluted	$(0.46)	NA	$(0.07)